MERRILL LYNCH RETIREMENT RESERVES MONEY FUND
                      Merrill Lynch Retirement Series Trust

                       Supplement dated June 2, 1998 to the
           Statement of Additional Information dated February 27, 1998


The section entitled "Management of the Trust - Trustees and Officers," is amended to add the following officer:

Kevin J. McKenna (40) - Senior Vice President (1)(2) - First Vice President of MLAM since 1997; Vice President of MLAM from 1985 to 1997.




Code #10237-0298ALL